Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net
4.	Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Cost(1):
Leasehold improvements	443,695	412,409
Equipment, fixture and furniture, and other fixed assets	420,004	421,207
Total cost	863,699	833,616
Less: accumulated depreciation	(503,399)	(567,496)
Property and equipment, net	360,300	266,120
(1)During the year ended December 31, 2023, the Group recognized impairment loss of RMB55,403 of hotel properties in hotel operating costs. No impairment loss of property and equipment was recognized for the years ended December 31, 2021 and 2022.

Depreciation expense recognized for the years ended December 31, 2021, 2022 and 2023 was RMB92,609, RMB87,473 and RMB83,731 respectively.